Average Annual Total Returns	12 Months Ended
Oct. 31, 2014
Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.08%
Five Years	15.22%
Since Inception	7.99%
Inception Date	Jun. 10, 2005
Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.62%)
Since Inception	(1.37%)
Inception Date	Jun. 27, 2011
Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.69%)
Five Years	4.66%
Ten Years	5.17%
Inception Date	May 16, 1983
Return After Taxes on Distributions | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.66%
Five Years	14.65%
Since Inception	7.42%
Return After Taxes on Distributions | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.86%)
Since Inception	(1.56%)
Return After Taxes on Distributions | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(7.32%)
Five Years	4.15%
Ten Years	4.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.08%
Five Years	12.21%
Since Inception	6.39%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.43%)
Since Inception	(0.96%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.32%)
Five Years	3.68%
Ten Years	4.26%
MSCI EAFE Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.90%)
Five Years	5.33%
Ten Years	4.43%
MSCI US Broad Market Index | Vanguard Diversified Equity Fund | Vanguard Diversified Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.66%
Five Years	15.75%
Since Inception	8.54%
MSCI Emerging Markets Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(2.19%)
Since Inception	(1.77%)
MSCI ACWI ex USA Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.87%)
Five Years	4.43%
Ten Years	5.13%
Spliced International Index | Vanguard International Value Fund | Vanguard International Value Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(3.87%)
Five Years	3.85%
Ten Years	3.70%
FTSE Emerging Index | Vanguard Emerging Markets Select Stock Fund | Vanguard Emerging Markets Select Stock Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	1.24%
Since Inception	(1.13%)